SEGMENT REPORTING (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Oct. 28, 2012	Jul. 29, 2012	Apr. 29, 2012	Jan. 29, 2012	Oct. 30, 2011	Jul. 31, 2011	May 01, 2011	Jan. 30, 2011	Oct. 28, 2012	Oct. 30, 2011	Oct. 31, 2010
Revenues attributable to U.S. and Foreign countries
Net sales	$ 2,170,184	$ 2,008,188	$ 2,012,859	$ 2,039,439	$ 2,103,898	$ 1,910,592	$ 1,959,041	$ 1,921,558	$ 8,230,670	$ 7,895,089	$ 7,220,719
United States
Revenues attributable to U.S. and Foreign countries
Net sales									7,739,826	7,431,798	6,874,150
Foreign
Revenues attributable to U.S. and Foreign countries
Net sales									$ 490,844	$ 463,291	$ 346,569